Financial Instruments and Fair Value Disclosures - Summary of Valuation of KLC Shares (Table) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 1,374,313	$ 1,616,329
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 1,374,313	$ 1,616,329